WRL FREEDOM ENHANCER(SM)
                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                        TO PROSPECTUS DATED MAY 17, 2000

Effective September 1, 2000:

o WRL Series Fund, Inc. offers two new investment options* under this Contract; and

o the WRL Janus Global portfolio and subaccount are not available for investment to new Contract owners, but owners who purchased the Contract before September 1, 2000 may continue to invest in the WRL Janus Global portfolio.

*The two new investment options are available in most states. Please contact your agent regarding availability of these new investment options in your state.

The prospectus is amended in the following respects:

THE FIRST SENTENCE OF THE SECOND PARAGRAPH ON THE FRONT PAGE IS AMENDED TO READ AS FOLLOWS:

"You can put your money into 32 investment choices: a fixed account and 31 subaccounts of the WRL Series Annuity Account."

All other references to 29 subaccounts or portfolios appearing elsewhere in the prospectus is amended to refer to 31.

THE FOLLOWING INFORMATION IS ADDED TO THE TABLES ON THE FRONT PAGE AND ON PAGE
5:

WRL Gabelli Global Growth
WRL Great Companies - Global(2)

THE FOLLOWING INFORMATION IS ADDED TO THE ANNUITY CONTRACT FEE TABLE ON PAGE 11:

----------------------------------------- ------------------ ---------------- ---------------- -------------------------
                                             MANAGEMENT          OTHER          RULE 12B-1        TOTAL PORTFOLIO
               PORTFOLIO                        FEES            EXPENSES           FEES           ANNUAL EXPENSES
----------------------------------------- ------------------ ---------------- ---------------- -------------------------
WRL Gabelli Global Growth(17)                   1.00%             0.20%             N/A                 1.20%
----------------------------------------- ------------------ ---------------- ---------------- -------------------------
WRL Great Companies - Global2 (17)              0.80%             0.20%             N/A                 1.00%
----------------------------------------- ------------------ ---------------- ---------------- -------------------------

THE FOOTNOTES ON PAGE 13 ARE AMENDED AS FOLLOWS:

The following information is added to the table under footnote (9):

----------------------------------------- -------------------- ------------------------- -------------------------------
                                             EXPENSE LIMIT           REIMBURSEMENT            EXPENSE RATIO WITHOUT
                                                                       AMOUNT                     REIMBURSEMENT
----------------------------------------- -------------------- ------------------------- -------------------------------
WRL Gabelli Global Growth                        1.20%                   N/A                          N/A
----------------------------------------- -------------------- ------------------------- -------------------------------
WRL Great Companies - Global(2)                  1.00%                   N/A                          N/A
----------------------------------------- -------------------- ------------------------- -------------------------------

The following sentence is added at the end of footnote (12) (pertaining to the WRL Janus Global portfolio):

(12) Effective September 1, 2000, this portfolio is not available for investment to new Contract owners.

Footnote (17) is added as follows:

(17) Because these portfolios commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are estimates.

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE ON PAGE 14 UNDER THE HEADING "EXAMPLES":

================================== =========================================== ==========================================
                                                                                IF YOU ANNUITIZE* OR REMAIN INVESTED IN
                                                                                    THE CONTRACT AT THE END OF THE
                                    IF YOU SURRENDER THE CONTRACT AT THE END    APPLICABLE TIME PERIOD OR IF YOU DO NOT
           SUBACCOUNTS                   OF THE APPLICABLE TIME PERIOD         SURRENDER OR ANNUITIZE UNDER THE CONTRACT
================================== =========================================== ==========================================
                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS    10 YEARS
WRL Gabelli Global Growth            $116       $191       $249       $396       $36       $111      $189        $396
WRL Great Companies - Global(2)      $114       $185       $239       $377       $34       $105      $179        $377
================================== ========== ========== ========== ========== ========= ========= ========== ===========

THE FOLLOWING INFORMATION IS ADDED TO THE TABLE ON PAGE 28 UNDER THE HEADING "INVESTMENT CHOICES":

------------------------------------------- -----------------------------------------------------------------------------
PORTFOLIO                                   ADVISER OR SUB-ADVISER
------------------------------------------- -----------------------------------------------------------------------------
WRL Gabelli Global Growth                   Gabelli Asset Management Company
------------------------------------------- -----------------------------------------------------------------------------
WRL Great Companies - Global2               Great Companies, L.L.C.
------------------------------------------- -----------------------------------------------------------------------------

THE LAST TWO SENTENCES OF THE FIRST PARAGRAPH UNDER THE SUBHEADING "1. PARTIAL SURRENDERS UP TO THE FREE AMOUNT" ON PAGES 36 AND 37 ARE DELETED AND THE FOLLOWING INFORMATION IS ADDED:

"For partial surrenders under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to the greater of (A) or
(B) where:

(A) is equal to:
    (i)   the annuity value on the date of the partial surrender; plus
    (ii)  any amounts previously surrendered from the Contract; minus
    (iii) the total of all premiums paid for the Contract; minus
    (iv)  any Premium Enhancement amounts credited; minus
    (v)   any amounts previously surrendered under (A).

and

(B) is equal to:
    (i)   10% of the annuity value on the date of the partial surrender; minus
    (ii) any amounts partially surrendered during the Contract year in which the partial surrender is requested."

THE SECOND PARAGRAPH WITH THREE BULLET POINTS UNDER THE SUBHEADING "BEFORE THE MATURITY DATE" ON PAGE 50 IS DELETED.

THE PARAGRAPH UNDER THE HEADING "LEGAL PROCEEDINGS" ON PAGE 57 IS AMENDED TO READ AS FOLLOWS:

     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on Western Reserve's ability to meet its obligations under the Contract.

THE PARAGRAPH AT THE END OF APPENDIX A ON PAGE 63 IS AMENDED TO READ AS FOLLOWS:

     Because the WRL Value Line Aggressive Growth, WRL Great Companies --America
(SM) and WRL Great Companies -- Technology(SM) portfolios did not commence operations until May 1, 2000; the Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 were not offered under this prospectus until May 1, 2000; and the WRL Gabelli Global Growth and WRL Great Companies - Global(2) portfolios were not offered under this prospectus until September 1, 2000 , there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

THE FOLLOWING INFORMATION IS ADDED TO EACH OF THE TABLES IN APPENDIX B ON PAGES 66-67 AND 69-70:

-------------------------------------- ------------ ------------- ------------- ------------------ -------------------
                                         1 YEAR       5 YEARS       10 YEARS    INCEPTION OF THE       SUBACCOUNT
                                          ENDED        ENDED         ENDED        SUBACCOUNT TO        INCEPTION
SUBACCOUNT                              12/31/99      12/31/99      12/31/99       12/31/99**            DATE**
-------------------------------------- ------------ ------------- ------------- ------------------ -------------------
WRL Gabelli Global Growth                  N/A          N/A           N/A              N/A             09/01/2000
-------------------------------------- ------------ ------------- ------------- ------------------ -------------------
WRL Great Companies - Global(2)            N/A          N/A           N/A              N/A             09/01/2000
-------------------------------------- ------------ ------------- ------------- ------------------ -------------------


WRL00203-9/2000